Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Issues of Trust Preferred Securities Outstanding and Subordinated Debentures Owed to Trust

At December 31, 2012 the Company had the following issues of trust preferred securities outstanding and subordinated debentures owed to the Trusts.

	Subordinated Debentures Owed to Trust	Trust Preferred Securities of the Trust	Interest Rate at December 31, 2012	Final Maturity Date
	(Dollars in thousands)
Ozark III	$14,434	$14,000	3.29%	September 25, 2033
Ozark II	14,433	14,000	3.26	September 29, 2033
Ozark IV	15,464	15,000	2.53	September 28, 2034
Ozark V	20,619	20,000	1.99	December 15, 2036

Total	$64,950	$63,000